CONSOLIDATED BALANCE SHEETS		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Current assets
Cash		¥ 29,745,574	$ 4,383,955	¥ 98,874,577
Restricted cash		104	16	8,204
Short-term investments		9,000,000	1,327,174	3,599,211
Notes receivable		200,000	29,476	0
Accounts receivable, net		46,142,449	6,800,555	35,852,484
Inventories, net		1,330,874	196,147	1,344,588
Loans to third parties-short term		46,358,973	6,832,467	141,564,073
Purchase advances, net		57,757,856	8,512,455	14,619,556
Contract costs, net		25,059,648	3,693,335	53,547,408
Prepaid expenses		801,617	118,140	389,216
Prepaid consideration for acquisition of noncontrolling interest		1,950,000	287,394	0
Deferred offering cost		300,000	50,000.00	2,529,724
Total Current Assets		228,970,875	33,746,128	356,157,898
Property and equipment, net		17,158,744	2,528,886	19,986,635
Construction in progress		86,366,301	12,728,818	12,000,900
Investment in unconsolidated entity, net		1,824,974	268,968
Loans to third parties-long term		283,684,309	41,809,894	118,500,000
Operating lease right-of-use assets, net (including ¥696,851 and ¥2,481,013 ($365,656) from related parties as of June 30, 2025 and June 30, 2026, respectively)		21,441,571	3,160,097	18,975,692
Total Assets		639,446,774	94,242,791	525,621,125
Current liabilities
Short-term bank loans		11,306,258	1,666,336	11,582,336
Accounts payable		36,902,581	5,438,767	19,398,669
Accrued payroll and employees' welfare		4,927,089	726,163	3,212,227
Taxes payable		1,481,308	218,318	795,629
Short-term borrowings - related parties		20,033,917	2,952,634	10,017,250
Operating lease liabilities - current (including ¥355,601 and ¥1,682,080 ($247,908) from related parties as of June 30, 2025 and June 30, 2026, respectively)		2,924,605	431,033	1,761,231
Total Current Liabilities		83,725,152	12,339,560	60,568,863
Operating lease liabilities - non-current (including nil and ¥1,026,433 ($151,278) from related parties as of June 30, 2025 and June 30, 2026, respectively)		3,291,220	485,066	1,081,827
Long-term borrowings - related party				10,000,000
Warrant liability - non-current				688
Total Liabilities		87,016,372	12,824,626	71,651,378
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital		827,448,759	121,950,857	692,569,747
Statutory reserve		4,148,929	611,476	4,148,929
Accumulated deficit		(292,560,687)	(43,118,110)	(262,900,639)
Accumulated other comprehensive income		27,133,454	3,998,976	33,493,895
Total Recon Technology, Ltd' equity		566,327,139	83,466,291	467,427,518
Non-controlling interests		(13,896,737)	(2,048,126)	(13,457,771)
Total shareholders' equity		552,430,402	81,418,165	453,969,747
Total Liabilities and Shareholders' Equity		639,446,774	94,242,791	525,621,125
Class A ordinary shares
Shareholders' Equity
Common stock value	[1]	142,646	21,023	101,548
Class B ordinary shares
Shareholders' Equity
Common stock value		14,038	2,069	14,038
Third Parties
Current assets
Accounts receivable, net		46,142,449	6,800,555	35,852,484
Other receivables, net		9,879,518	1,456,061	3,760,881
Current liabilities
Other payables		3,430,099	505,534	6,154,889
Contract liabilities		1,669,736	246,089	4,719,255
Related Parties
Current assets
Other receivables, net		400,000	58,953	67,976
Operating lease right-of-use assets, net (including ¥696,851 and ¥2,481,013 ($365,656) from related parties as of June 30, 2025 and June 30, 2026, respectively)		2,481,013	(365,656)	696,851
Current liabilities
Other payables		649,559	95,733	2,927,377
Contract liabilities		400,000	58,953
Operating lease liabilities - current (including ¥355,601 and ¥1,682,080 ($247,908) from related parties as of June 30, 2025 and June 30, 2026, respectively)		1,682,080	247,908	355,601
Operating lease liabilities - non-current (including nil and ¥1,026,433 ($151,278) from related parties as of June 30, 2025 and June 30, 2026, respectively)		¥ 1,026,433	$ 151,278	¥ 0

[1]	Retrospectively restated for the 1-for-18 reverse stock split effective on May 1, 2024 and 1-for-200 reverse stock split on August 18, 2026.